CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Line Items]
Net loss for the year	$ (101,885)	$ (135,112)
Items that will not be subsequently reclassified to net loss:
Unrealized loss on fair value of investments in marketable securities, net of tax	(5,232)	(18,768)
Realized loss on investments in marketable securities, net of tax	(541)	(580)
Remeasurement of retirement benefit plan	(30)	50
Other comprehensive loss	(5,803)	(19,298)
Total comprehensive loss	$ (107,688)	$ (154,410)